Offerings	Jun. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	11.34
Maximum Aggregate Offering Price	$ 22,680,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,132.11
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") of Cohen & Company Inc. (the "Registrant") shall also cover such additional shares of the Registrant's common stock, par value $0.01 per share ("Common Stock"), as may hereafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions. Calculated pursuant to Rule 457(c) and (h) under the Securities Act based upon the average ($11.34) of the high ($11.63) and low ($11.04) prices of the Common Stock reported by the NYSE American Stock Exchange on June 3, 2026, which is within five (5) business days prior to the date of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Preferred Stock Purchase Rights
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Each share of Common Stock is accompanied by a right to purchase a unit consisting of one ten-thousandth of a share of the Registrant's Series C Junior Participating Preferred Stock, par value $0.001 per share, pursuant to a Rights Agreement between the Registrant and Computershare Inc., as Rights Agent.